Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share option reserve
Total other reserves	£ 66,887	£ 62,737
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	(22)	(10)	1
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	20,620	17,564	15,955
Share-based payments	4,823	3,289	1,977
Exercise of share options	(68)	(132)	(186)
Forfeiture of share options	(518)	(63)	(182)
Lapse of share options	(75)	(38)
Balance at end of year	24,782	20,620	17,564
Total other reserves	£ 66,887	£ 62,737	£ 59,692